Other Disclosures - Commitments (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 USD ($)
Commitments
Short term contractual obligations	kr 3,212		kr 1,687
Maximum due term of obligations	2 years
Contingent commitments	kr 15,393	$ 2,282	kr 20,077	$ 2,880